Employee Benefit Plans - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of participants eligible compensation	6.00%	6.00%
Maximum contribution under employee compensation	$ 4,000	$ 2,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer matching contribution percent	25.00%	25.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer matching contribution percent	50.00%